EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND (the “Funds”)

Supplement to Prospectus and

Statement of Additional Information (“SAI”) dated March 1, 2025 as may be supplemented and/or revised from time to time

1.	The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Floating-Rate Advantage Fund” and “Fund Summaries – Floating-Rate Fund” in the Funds’ Prospectus:

Portfolio Managers

Ralph H. Hinckley, Jr., Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Portfolio and the Fund since June 2021.

Peter Campo, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed the Portfolio and the Fund since June 12, 2025.

2.	The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Floating-Rate & High Income Fund” in the Funds’ Prospectus:

Portfolio Managers

Ralph H. Hinckley, Jr., Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed Eaton Vance Floating Rate Portfolio and the Fund since June 2021.

Peter Campo, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed Eaton Vance Floating Rate Portfolio and the Fund since June 12, 2025.

Kelley Gerrity, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed High Income Opportunities Portfolio since November 2014 and the Fund since September 2018.

Stephen C. Concannon, Managing Director of Morgan Stanley and Vice President of Eaton Vance and BMR, has managed High Income Opportunities Portfolio since November 2014 and the Fund since September 2018.

Jeffrey D. Mueller, Managing Director of Morgan Stanley and Vice President of Eaton Vance Advisers International Ltd. (“EVAIL”), has managed High Income Opportunities Portfolio since June 2019.

3.	The following replaces the second paragraph under “Eaton Vance Floating-Rate Portfolio” in “Management and Organization” in the Funds’ Prospectus:

Ralph H. Hinckley, Jr. and Peter Campo are Managing Directors of Morgan Stanley and Vice Presidents of Eaton Vance and BMR and are portfolio managers of Eaton Vance Floating Rate Portfolio and Eaton Vance Floating-Rate Fund. Mr. Hinckley has managed the Portfolio and Fund since June 30, 2021. Mr. Hinckley manages other Eaton Vance funds and portfolios and has been an Eaton Vance portfolio manager and employee of the Morgan Stanley organization for more than five years. Mr. Campo has managed the Portfolio and Fund since June 12, 2025. Mr. Campo manages other Eaton Vance funds and portfolios and has been an employee of the Morgan Stanley organization since April 2025. Prior to joining Morgan Stanley, Mr. Campo worked at Goldman Sachs as Global Co-Head of High Yield & Bank Loan Credit since March 2018. Prior to joining Goldman Sachs Mr. Campo served for more than 15 years as a Portfolio Manager and senior credit analyst on the Floating-Rate Loan team at Eaton Vance.

4.	The following replaces the second paragraph under “Senior Debt Portfolio” in “Management and Organization” in the Funds’ Prospectus:

Ralph H. Hinckley, Jr. and Peter Campo are Managing Directors of Morgan Stanley and Vice Presidents of Eaton Vance and BMR and are portfolio managers of Senior Debt Portfolio and Eaton Vance Floating-Rate Advantage Fund. Mr. Hinckley has managed the Portfolio and Fund since June 30, 2021.  Mr. Hinckley manages other Eaton Vance funds and portfolios, has been an Eaton Vance portfolio manager and employee of the Morgan Stanley organization for more than five years. Mr. Campo has managed the Portfolio and Fund since June 12, 2025. Mr. Campo manages other Eaton Vance funds and portfolios and has been an employee of the Morgan Stanley organization since April 2025. Prior to joining Morgan Stanley, Mr. Campo worked at Goldman Sachs as Global Co-Head of High Yield & Bank Loan Credit since March 2018. Prior to joining Goldman Sachs Mr. Campo served for more than 15 years as a Portfolio Manager and senior credit analyst on the Floating-Rate Loan team at Eaton Vance.

5.	The following replaces the fifth paragraph under “Floating-Rate & High Income Fund” in “Management and Organization” in the Funds’ Prospectus:

Floating-Rate & High Income Fund is managed by Stephen C. Concannon and Kelley Gerrity since September 2018, Ralph H. Hinckley, Jr. since June 30, 2021 and Peter Campo since June 12, 2025. Messrs. Hinckley, Concannon and Ms. Gerrity manage other Eaton Vance funds and portfolios, are Managing Directors of Morgan Stanley, and have been Eaton Vance portfolio managers and been employees of the Morgan Stanley organization for more than five years. Mr. Campo has managed the Fund since June 12, 2025. Mr. Campo manages other Eaton Vance funds and portfolios and has been an employee of the Morgan Stanley organization since April 2025. Prior to joining Morgan Stanley, Mr. Campo worked at Goldman Sachs as Global Co-Head of High Yield & Bank Loan Credit since March 2018. Prior to joining Goldman Sachs Mr. Campo served for more than 15 years as a Portfolio Manager and senior credit analyst on the Floating-Rate Loan team at Eaton Vance.

6.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ SAI:
	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Stephen Concannon(1)
Registered Investment Companies(2)	7	$9,727.0	0	$0
Other Pooled Investment Vehicles	6	$782.2	0	$0
Other Accounts	24	$6,711.7	1	$676.1
Kelley Gerrity(1)
Registered Investment Companies(2)	9	$14,421.7	0	$0
Other Pooled Investment Vehicles	5	$1,040.6	0	$0
Other Accounts	24	$7,555.7	1	$676.1
Ralph H. Hinckley(1)
Registered Investment Companies(2)	6	$25,589.1	0	$0
Other Pooled Investment Vehicles	3	$3,727.8	0	$0
Other Accounts	2	$533.2	0	$0
Peter Campo(1)(3)
Registered Investment Companies(2)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	Includes the Fund and Portfolio.
(3)	As of April 30, 2025.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Floating-Rate Advantage Fund
Ralph H. Hinckley	$100,001 - $500,000	$100,001 - $500,000
Peter Campo(1)	None	None
Floating-Rate Fund
Ralph H. Hinckley	None	$100,001 - $500,000
Peter Campo(1)	None	None
Floating-Rate & High Income Fund
Stephen Concannon	None	$100,001 - $500,000
Kelley Gerrity	None	None
Ralph H. Hinckley	None	$100,001 - $500,000
Peter Campo(1)	None	None

(1)       As of April 30, 2025.

7.	The following change to the Prospectus and SAI is effective September 30, 2025 (the “Effective Date”):

Kelley Gerrity will no longer serve as a portfolio manager of the Eaton Vance Floating-Rate & High Income Fund (the “Fund”) and of High Income Opportunities Portfolio (the “Portfolio”). Accordingly, on the Effective Date, all references to Ms. Gerrity will be removed from the Fund’s Prospectus and SAI. Ralph H. Hinckley, Jr. and Peter Campo will continue to serve as portfolio managers of the Fund, Stephen C. Concannon will continue to serve as a portfolio manager of the Fund and the Portfolio and Jeffrey D. Mueller will continue to serve as a portfolio manager of the Portfolio.

June 12, 2025	48625-00 6.12.25